Short-term investments	12 Months Ended
Dec. 31, 2021
Short-term investments.
Short-term investments

5.Short-term investments

	As of December 31,
	2020	2021
	RMB	RMB
Structured deposits	1,473,349	3,621,637

The Group purchased structured deposits issued by commercial banks or other financial institutions with variable interest rates indexed to the performance of underlying assets within one year. The balance of short-term investments as of December 31, 2020 and 2021 is denominated in RMB.

Short-term investments of RMB603,185 and RMB432,753 were held as collateral for the Group’s notes payable as of December 31, 2020 and 2021 (Note 12).